accounting policy developments - Consolidated statement of cash flows (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net income (loss)	$ (245)	$ 221	$ 56	$ 361
Deferred income taxes	(83)	(70)	(89)	(168)
Net-change in non-cash operating working capital	(31)	219	(274)	37
All other reconciling items within operating activities	1,025		2,050
Cash provided by operating activities	1,166	$ 1,388	2,243	$ 2,338	$ 4,752	$ 4,959
Contracts Referencing Nature-dependent Electricity | Excluding amendments to IFRS 9 and IFRS 7 effects
OPERATING ACTIVITIES
Net income (loss)	(219)		69
Deferred income taxes	(74)		(85)
Net-change in non-cash operating working capital	(66)		(291)
All other reconciling items within operating activities	1,025		2,050
Cash provided by operating activities	1,166		2,243
Contracts Referencing Nature-dependent Electricity | Amendments to IFRS 9 and IFRS 7 effects
OPERATING ACTIVITIES
Net income (loss)	(26)		(13)
Deferred income taxes	(9)		(4)
Net-change in non-cash operating working capital	$ 35		$ 17